Finance Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income
Cash and cash equivalents	₩ 9,419	₩ 42,861	₩ 40,704
Financial assets at fair value through profit or loss	19,114	29,411	21,713
Financial assets at amortized cost	612	539	89
Loans	26,232	63,448	21,925
Short-term financial instrument	25,540	49,070	41,025
Long-term financial instrument	10,406	12,794	7,920
Other financial assets	228	54	1
Trade and other receivables	151,035	69,941	90,390
Total Interest Income	242,586	268,118	223,767
Dividends income	7,316	13,838	12,777
Gains on disposal of financial assets	11,992	3,866	1,838
Gains on valuation of financial assets at fair value through profit or loss	12,904	5,575	8,495
Gains on valuation of derivatives	57,563	362,735	199,943
Gains on transaction of derivatives	146,448	157,961	179,745
Gains on foreign currency translation of Finance Income	1,005,961	175,839	143,254
Gains on foreign currency transaction	24,009	21,774	27,051
Other financial assets	1,470	0	0
Total Finance Income	₩ 1,510,249	₩ 1,009,706	₩ 796,870